PGIM Enhanced Retirement Spending Fund
Schedule of Investments (unaudited) as of December 31, 2024
Description	Shares		Value
Long-Term Investments 99.9%
Affiliated Exchange-Traded Fund 3.0%
PGIM Active High Yield Bond ETF		4,547	$157,963
(cost $156,773)(wa)
Affiliated Mutual Funds — 92.9%
Domestic Equity — 39.8%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)		10,832	159,560
PGIM Quant Solutions Large-Cap Index Fund (Class R6)		31,008	1,365,609
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)		23,497	223,461
PGIM US Real Estate Fund (Class R6)		23,766	367,665
			2,116,295
Fixed Income — 19.1%
PGIM Core Conservative Bond Fund (Class R6)		43,776	371,657
PGIM Emerging Markets Debt Hard Currency Fund (Class R6)		19,431	132,905
PGIM Quant Solutions Commodity Strategies Fund (Class R6)		49,125	324,223
PGIM TIPS Fund (Class R6)		22,551	186,046
			1,014,831
International Equity — 34.0%
PGIM Global Real Estate Fund (Class R6)		27,328	528,789
PGIM Jennison Global Infrastructure Fund (Class R6)		30,320	486,334
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)		13,432	159,039
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)		48,099	636,836
			1,810,998

Total Affiliated Mutual Funds (cost $4,831,021)(wa)			4,942,124
Unaffiliated Exchange-Traded Fund 4.0%
Vanguard Long-Term Bond ETF (cost $216,794)		3,094	211,722

Total Long-Term Investments (cost $5,204,588)			5,311,809

PGIM Enhanced Retirement Spending Fund

PGIM Enhanced Retirement Spending Fund
Schedule of Investments (unaudited) (continued)
as of December 31, 2024
Description	Shares		Value

Short-Term Investment 0.7%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $39,684)(wa)		39,684	$39,684

TOTAL INVESTMENTS 100.6% (cost $5,244,272)			5,351,493
Liabilities in excess of other assets (0.6)%			(34,126)

Net Assets 100.0%			$5,317,367

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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